Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

Note 15 - Subsequent events

1.	During February 2021, the Company sold 1,541,400 ordinary shares under its ATM Program for total net proceeds of approximately $8.2 million. See also Note 10A.3
2.

During February 2021, the Company entered into an underwriting agreement (the "Underwriting Agreement") with Cantor Fitzgerald & Co. (the "Underwriter") in connection with an underwritten public offering (the "Underwritten Public Offering") of 2,197,803 ordinary shares (the "Firm Shares") of the Company. The Underwriter purchased the Firm Shares from the Company at a price of $4.3258 per share. The net proceeds to the Company, Were approximately $9.3 million. See also Note 10A.4.

3.

On March 2021, the Company has signed with with Mintz K. Construction Company a lease extension agreement to its corporate headquarters for a period of two additional years until March 22, 2023 with an option for another year. According to updated lease, the aggregate quarterly rental payment, together with adjustments and the maintenance fees, is approximately NIS 133,497 plus VAT.